EQUITY ACTIVITY - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EQUITY ACTIVITY
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	945,867,403
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)	23,283,400	30,338,647	71,504,867
Common stock repurchased, value	$ 3,455	$ 4,701	$ 13,395
Common stock repurchase authorization available, value	$ 5,109
Common stock issued under employee plans (in shares)	3,893,366	6,013,875	7,687,026
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	383,077	1,155,558	1,264,232
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	854,365	1,625,820	1,313,569
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 126	$ 248	$ 236